Financial Risk Management Activities	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management Activities
FINANCIAL RISK MANAGEMENT ACTIVITIES

In the normal course of its operations, the group is exposed to gold price, other commodity price, foreign exchange, interest rate, liquidity, equity price (deemed to be immaterial) and credit risks. In order to manage these risks, the group may enter into transactions which make use of both on- and off-balance sheet derivatives. The group does not acquire, hold or issue derivatives for speculative purposes. The group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.

Managing risk in the group

Risk management activities within the group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the group’s counterparties.

The financial risk management objectives of the group are defined as follows:

•	safeguarding the group’s core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk;

•	effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures;

•	ensuring that investment and hedging transactions are undertaken with creditworthy counterparties; and

•
ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the group and that they comply where necessary with all relevant regulatory and statutory requirements.

Gold price and foreign exchange risk

Gold price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold. The group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit’s functional currency. The gold market is predominately priced in US dollars which exposes the group to the risk that fluctuations in the SA rand/US dollar, Brazilian real/US dollar, Argentinean peso/US dollar and Australian dollar/US dollar exchange rates may also have an adverse effect on current or future earnings. The group is also exposed to certain by-product commodity price risk.

Net open hedge position as at 31 December

The group had no outstanding commitments against future production potentially settled in cash.

Interest rate and liquidity risk

The group manages liquidity risk by ensuring that there is sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the group's short, medium and long term funding and liquidity management requirements.

In the ordinary course of business, the group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The group is able to actively source financing at competitive rates. The counterparties are financial and banking institutions and their credit ratings are regularly monitored.

The group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (notes 25 and 35).
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2017	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	615		—		—		—		615
Borrowings	137		343		1,912		695		3,087
- In USD	98	5.4	145	5.4	1,643	5.5	641	6.5	2,527
- AUD in USD equivalent	16	5.1	174	5.1	25	6.8	38	6.8	253
- ZAR in USD equivalent	23	8.9	24	8.9	244	9.1	16	15.5	307
2016
Trade and other payables	596		—		—		—		596
Borrowings	127		287		1,155		1,513		3,082
- In USD	100	5.4	100	5.4	1,023	5.5	1,449	5.5	2,672
- AUD in USD equivalent	16	5.4	89	5.3	119	6.0	43	6.8	267
- ZAR in USD equivalent	11	8.9	98	8.9	13	11.2	21	14.0	143
2015
Trade and other payables	503		—		—		—		503
Borrowings	211		216		1,912		1,581		3,920
- In USD	140	5.8	140	5.8	1,767	5.9	1,507	5.5	3,554
- AUD in USD equivalent	11	5.2	68	5.2	66	6.2	51	6.8	196
- ZAR in USD equivalent	60	8.2	8	8.1	79	8.7	23	11.8	170

Credit risk

Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. Where possible, management ensures that netting agreements are in place. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2017	2016	2015

Other investments	58	79	61
Trade and other receivables	33	46	42
Cash restricted for use (note 21)	65	55	60
Cash and cash equivalents (note 22)	205	215	484
Total financial assets	361	395	647

Trade and other receivables, that are past due but not impaired totalled $20m (2016: $9m; 2015: $7m). Other receivables that are impaired totalled nil (2016: nil; 2015: $6m) and other investments that are impaired totalled $3m (2016: nil; 2015: nil).

Trade receivables mainly comprise banking institutions purchasing gold bullion. Normal market settlement terms are two working days.

The group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.
Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information.

The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2017		2016		2015
Financial assets
Other investments (note 18)	138	140	130	132	92	93
Financial liabilities
Borrowings (note 25)	2,268	2,377	2,178	2,203	2,737	2,425

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade and other receivables and trade and other payables
The carrying amounts approximate fair value due to their short term nature.

Investments and other non-current assets
Listed equity investments classified as available-for-sale are carried at fair value in level 1 of the fair value hierarchy while fixed income investments and other non-current assets are carried at amortised cost. The fair value of fixed income investments has been calculated using market interest rates at the hierarchy level 2. The unlisted equity investments are carried at cost or fair value.

Borrowings
The rated bonds are carried at amortised cost and their fair values are their closing market values at the reporting date (fair value hierarchy - level 1). The interest rate on the remaining borrowings is reset on a short-term floating rate basis, and accordingly the carrying amount is considered to approximate fair value.

Fair value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:	inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3:	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table sets out the group’s financial assets measured at fair value by level within the fair value hierarchy as at 31 December:

Type of instrument
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2017
Available-for-sale financial assets
Equity securities	80	—	—	80

Available-for-sale financial assets	2016
Equity securities	51	—	—	51
	2015
Available-for-sale financial assets
Equity securities	30	—	—	30

Environmental obligations

Pursuant to environmental regulations in the countries in which we operate, we are obligated to close our operations and rehabilitate the lands which we mine in accordance with these regulations. As a consequence, AngloGold Ashanti is required in some circumstances to provide either reclamations bonds issued by third party entities, establish independent trust funds or provide guarantees issued by the operation, to the respective environmental protection agency or such other government department with responsibility for environmental oversight in the respective country to cover the potential environmental rehabilitation obligation in specified amounts.

In most cases, the environmental obligations will expire on completion of the rehabilitation although in some cases we are required to potentially post bonds for events unknown that may arise after the rehabilitation has been completed.

In South Africa, AngloGold Ashanti has established a trust fund which has assets of ZAR 1.39bn and guarantees of ZAR 1.52bn issued by various banks, for a current carrying value of the liability of ZAR 1.15bn. In Australia, since 2014, the group has paid an amount of AUD $4m into a Mine Rehabilitation Fund for a current carrying value of the liability of AUD $113.2m. At Iduapriem the group has provided a bond comprising of a cash component of $9.8m with a further bond guarantee amounting to $35.9m issued by Ecobank Ghana Limited and Barclays Ghana Limited for a current carrying value of the liability of $44.3m. At Obuasi the group has provided a bond comprising of a cash component of $20.3m with a further bank guarantee amounting to $30m issued by Nedbank Limited for a current carrying value of the liability of $211m. In some circumstances, the group may be required to post further bonds in future years which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.
Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2017
Financial assets
USD denominated	100	1	1
ZAR denominated(1)	150	2	—
Financial liabilities
ZAR denominated(1)	150	41	3
AUD denominated	100	3	2

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2016
Financial liabilities
ZAR denominated(1)	150	18	1
AUD denominated	100	2	1
USD denominated	100	1	1

A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2015
Financial assets
USD denominated	100	2	2
ZAR denominated(1)	150	5	—
BRL denominated	250	2	1
Financial liabilities
ZAR denominated(1)	150	26	2
AUD denominated	100	1	1
USD denominated	100	2	2
(1) This is the only interest rate risk for the company.
Sensitivity analysis (continued)

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2017		2016		2015
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	(26)	Spot (+R1.50)	(10)	Spot (+R1.50)	(12)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(16)	Spot (+AUD0.1)	(15)	Spot (+AUD0.1)	(11)
ZAR denominated (R/$)	Spot (-R1.50)	33	Spot (-R1.50)	13	Spot (-R1.50)	14
AUD denominated (AUD/$)	Spot (-AUD0.1)	19	Spot (-AUD0.1)	18	Spot (-AUD0.1)	12

The borrowings total in the denominated currency will not be influenced by a movement in its exchange rate.